Revenue Classified by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenue Recognition, Milestone Method [Line Items]
Revenue	$ 25	$ 35	$ 412	$ 832	$ 2,972		$ 16,508		$ 52,151
Asia [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue			362		555		9,230		8,373
Latin America [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue				754	754		5,320		34,603
Europe [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue					210		1,750		495
Israel [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue					1,325	[1]		[1]	8,365
Other [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue	$ 25	$ 35	$ 50	$ 78	$ 128		$ 208		$ 315	[1]

[1]	Sales in Israel during the years ended December 31, 2017, 2016 and 2015 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 45%, 0% and 16% of revenues during such periods, respectively.